Summary of Significant Accounting Policies - Information by revenue categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 14,636,763	$ 20,191,935	$ 9,415,119
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,276,442	12,984,977	8,096,808
Merchandise
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	3,309,138	662,960
Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,600,321	3,897,820	606,448
Rent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	$ 0	$ 48,903
Distribution right [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 760,000